LEASES (Schedule of Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Financial expense	$ 33	$ 55
Cash paid for amounts included in the measurement of lease liabilities	179	169
Right of use assets obtained in exchange for expanded period of operating lease liabilities	258	224
Facility [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense:	137	121
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense:	$ 7	$ 9